INCOME TAXES - Schedule of Income Tax Expense benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Current income tax expense	¥ (12,837)		¥ (7,397)	¥ (4,478)
Deferred income tax benefit	(101,220)	$ (15,884)	42,431	46,037
Total	¥ (114,057)	$ (17,898)	¥ 35,034	¥ 41,559